Consolidated Statements of Changes in Equity Statement - USD ($) $ in Thousands	Total	Member's Equity [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2012	$ 1,751,654	$ 930,098	$ (8,941)	$ 830,497
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Member distributions	(215,846)			(215,846)
Member capital contributions	1,757	1,757
Distribution of assets to PBF LLC	0
Stock based compensation	1,309	1,309
Net income	238,876			238,876
Net income	238,876
Other comprehensive income	(5,597)		(5,597)
Ending balance at Dec. 31, 2013	1,772,153	933,164	(14,538)	853,527
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Member distributions	(361,352)			(361,352)
Member capital contributions	328,664	328,664
Distribution of assets to PBF LLC	(126,280)	(126,280)
Stock based compensation	6,095	6,095
Exercise of options and other	2,457	2,457
Net income	21,117			21,117
Net income	21,117
Other comprehensive income	(12,338)		(12,338)
Ending balance at Dec. 31, 2014	1,630,516	1,144,100	(26,876)	513,292
Net Income (Loss) Attributable to Noncontrolling Interest					$ 274
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Member distributions	(350,658)			(350,658)
Member capital contributions	345,000	345,000
Distribution of assets to PBF LLC	(19,233)	(19,233)
Stock based compensation	9,218	9,218
Exercise of options and other	90	90
Net income	187,294
Net income	187,020			187,020
Other comprehensive income	2,106		2,106
Noncontrolling interest acquired in Chalmette Acquisition	16,951				16,951
Ending balance at Dec. 31, 2015	1,821,284	$ 1,479,175	$ (24,770)	$ 349,654	$ 17,225
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	148,148
Net income	147,710
Other comprehensive income	1,463
Ending balance at Sep. 30, 2016	$ 1,888,667